Business combinations - Additional Information (Details) $ in Thousands								12 Months Ended
	May 29, 2023	Dec. 29, 2022 CAD ($) shares store	Jun. 01, 2022 CAD ($) EquityInstruments store	May 10, 2022 CAD ($) location	Apr. 26, 2022 CAD ($) shares store	Apr. 21, 2022 CAD ($) EquityInstruments store	Nov. 29, 2021 CAD ($) shares	Oct. 31, 2023 CAD ($)	Oct. 31, 2022 CAD ($)	Aug. 25, 2022 CAD ($) EquityInstruments	Aug. 02, 2022 CAD ($)	Jul. 15, 2022 CAD ($) store	Jun. 04, 2022 CAD ($)	May 17, 2022 CAD ($) EquityInstruments	Feb. 09, 2022 CAD ($) shares
Business Combinations
Contingent consideration obligation									$ 940
Gain (loss) included in 'Gain (loss) on revaluation of derivative liability'								$ 1,932	10,497
Jimmy's
Business Combinations
Percentage of acquisition		100.00%
Number of Retail Cannabis Stores Acquired | store		2
Pre-consolidation shares issued | shares		2,595,533
Aggregate value of common shares		$ 4,932
Total cash consideration		5,284
Revenues								4,660
Net (loss) income								203
Increase in revenues								5,475
Increase (decrease) in net income (loss)								$ 531
Working Capital Adjustment		$ 352
NuLeaf Naturals, LLC
Business Combinations
Percentage of acquisition							80.00%
Pre-consolidation shares issued | shares							4,429,809
Aggregate value of common shares							$ 35,527
Total cash consideration							$ 35,527
Remaining percentage of the outstanding shares acquired	20.00%						20.00%
Derivative liability							$ 8,326
Revenues									15,657
Net (loss) income									518
Increase in revenues									1,474
Increase (decrease) in net income (loss)									(797)
Transaction costs									89
Bud Room Inc.
Business Combinations
Percentage of acquisition															100.00%
Pre-consolidation shares issued | shares															674,650
Aggregate value of common shares															$ 3,738
Total cash consideration															3,750
Revenues									2,305
Net (loss) income									186
Increase in revenues									611
Increase (decrease) in net income (loss)									(23)
Transaction costs									30
Working Capital Adjustment															$ 12
2080791 Alberta Ltd.
Business Combinations
Percentage of acquisition						100.00%
Number of Retail Cannabis Stores Acquired | store						2
Pre-consolidation shares issued | EquityInstruments						443,301
Aggregate value of common shares						$ 2,203
Total cash consideration						2,403
Cash consideration						$ 200
Revenues									1,873
Net (loss) income									162
Increase in revenues									1,861
Increase (decrease) in net income (loss)									(132)
Transaction costs									9
Crossroads Cannabis
Business Combinations
Number of Retail Cannabis Stores Acquired | store					3
Pre-consolidation shares issued					378,079									138,656
Aggregate value of common shares					$ 2,189
Total cash consideration					2,189
Revenues									3,505
Net (loss) income									87
Increase in revenues									3,076
Increase (decrease) in net income (loss)									(132)
Transaction costs									44
Three retail cannabis stores acquired
Business Combinations
Aggregate value of common shares					$ 1,777
Additional retail cannabis stores acquired
Business Combinations
Aggregate value of common shares														$ 412
Ontario Lottery Winner
Business Combinations
Loan Receivable - Settlement				$ 3,463							$ 3,463
Number of Retail Cannabis Locations Acquired | location				2
Total cash consideration				$ 3,639
Cash consideration				$ 176							176
Revenues									4,254
Net (loss) income									55
Increase in revenues									6,427
Increase (decrease) in net income (loss)									152
Transaction costs									62
Bud Heaven
Business Combinations
Number of Retail Cannabis Stores Acquired | store			2
Pre-consolidation shares issued | EquityInstruments			564,092
Aggregate value of common shares			$ 1,986
Total cash consideration			2,978
Cash consideration			$ 992
Revenues									1,977
Net (loss) income									258
Increase in revenues									2,170
Increase (decrease) in net income (loss)									(419)
Transaction costs									9
Kensington
Business Combinations
Loan Receivable - Settlement													$ 523
Total cash consideration													683
Cash consideration													$ 160
Revenues									436
Net (loss) income									23
Increase in revenues									447
Increase (decrease) in net income (loss)									156
Transaction costs									7
Halo Kushbar
Business Combinations
Number of operating cannabis retail stores owned | store												3
Total cash consideration												$ 919
Contingent consideration												810
Revenues									1,164
Net (loss) income									42
Increase in revenues									2,213
Increase (decrease) in net income (loss)									10
Transaction costs									16
Working Capital Adjustment												$ 109
Choom
Business Combinations
Pre-consolidation shares issued | EquityInstruments										2,147,023
Aggregate value of common shares										$ 3,940	3,940
Total cash consideration											4,040
Cash consideration										$ 100	$ 100
Revenues									2,443
Net (loss) income									132
Increase in revenues									5,429
Increase (decrease) in net income (loss)									(659)
Transaction costs									$ 40